Note 6 - Derivative Financial Instruments (Details Textual) xbrli-pure in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) g T	Mar. 31, 2020 USD ($)
Derivative, Number of Instruments Held, Total		0
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 14,169,820
Derivative, Collateral, Right to Reclaim Cash	12,001,485
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Reclassification from AOCI, Current Period, Tax, Total	1,549,743
Closed Hedges with Hedged Transaction Still Expected to Occur [Member]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	6,839,740
Open Hedges Subject To Fair Value Changes [Member]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	7,330,080
Accounts Payable and Accrued Liabilities [Member] | Commodity Contract [Member]
Hedging Liabilities, Current	$ 501,360
Other Current Assets [Member]
Derivative, Collateral, Right to Reclaim Cash		$ 12,001,485
Not Designated as Hedging Instrument [Member]
Derivative, Number of Instruments Held, Total	0
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	1,860
Designated as Hedging Instrument [Member] | Long [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T	4,000
Designated as Hedging Instrument [Member] | Short [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | g	43,740